Securities at fair value through other comprehensive income and securities at amortised cost	12 Months Ended
Dec. 31, 2019
Securities at fair value through other comprehensive income and securities at amortized cost [Abstract]
Securities at fair value through other comprehensive income and securities at amortised cost

11.	Securities at fair value through other comprehensive income and securities at amortized cost

(a)	Details of securities at FVOCI and securities at amortized cost as of December 31, 2018 and 2019 are as follows:

	2018		2019
Securities at FVOCI:
Debt securities:
Government bonds	~~W~~	8,975,391	17,597,910
Financial institutions bonds		17,341,330	21,527,242
Corporate bonds and others		11,360,924	19,447,942

		37,677,645	58,573,094

Equity securities (*):
Stocks		630,010	728,311
Equity investments		6,515	5,356
Others		—	74,292

		636,525	807,959

		38,314,170	59,381,053

Securities at amortized cost:
Debt securities:
Government bonds		18,000,454	30,385,084
Financial institutions bonds		2,171,623	4,770,204
Corporate bonds and others		8,306,059	10,426,777

		28,478,136	45,582,065

	~~W~~	66,792,306	104,963,118

(*)

Equity securities in the above table are classified as other comprehensive income – equity securities designated as fair value items, and other comprehensive income and fair value options were exercised for the purpose of holding as required by the policy.

(b)	Changes in carrying value of debt securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2018 and 2019 are as follows:

	2018
	Securities at fair value through other comprehensive income				Securities at amortized cost
	12 months expected credit loss		Life time expected credit loss	Total	12 months expected credit loss	Life time expected credit loss	Total
Beginning allowance	~~W~~	36,641,928	15,879	36,657,807	24,403,423	21,444	24,424,867
Transfer to 12 months expected credit loss		—	—	—	—	—	—
Transfer to life time expected credit loss		(26,187)	26,187	—	—	—	—
Transfer to impaired financial asset		—	—	—	—	—	—
Purchase		26,938,512	98,778	27,037,290	5,836,342	—	5,836,342
Disposal		(7,182,343)	(18,687)	(7,201,030)	—	—	—
Repayment		(19,338,938)	—	(19,338,938)	(1,607,467)	(3)	(1,607,470)
Others (*)		538,842	(16,326)	522,516	(167,377)	1,034	(166,343)

Ending balance	~~W~~	37,571,814	105,831	37,677,645	28,464,921	22,475	28,487,396

(*)	Included the effects from changing currency rate.

	2019
	Securities at fair value through other comprehensive income				Securities at amortized cost
	12 months expected credit loss		Life time expected credit loss	Total	12 months expected credit loss	Life time expected credit loss	Total
Beginning allowance	~~W~~	37,571,814	105,831	37,677,645	28,464,921	22,475	28,487,396
Transfer to 12 months expected credit loss		34,555	(34,555)	—	20,198	(20,198)	—
Transfer to life time expected credit loss		(64,928)	64,928	—	—	—	—
Transfer to impaired financial asset		—	—	—	—	—	—
Purchase		46,847,222	61,410	46,908,632	12,209,898	—	12,209,898
Disposal		(16,109,006)	(10,222)	(16,119,228)	—	—	—
Repayment		(21,129,182)	—	(21,129,182)	(6,722,560)	—	(6,722,560)
Others (*)		230,733	51,702	282,435	322,107	20,995	343,102
Business combination (Note 50)		10,952,792	—	10,952,792	11,273,999	—	11,273,999

Ending balance	~~W~~	58,334,000	239,094	58,573,094	45,568,563	23,272	45,591,835

(*)	Included the effects from changing currency rate, amortization of fair value adjustments recognized through business combination accountings.

(c)	Changes in allowance for credit loss of debt securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2018 and 2019 are as follows:

	2018
	Securities at fair value through other comprehensive income				Securities at amortized cost
	12 months expected credit loss		Life time expected credit loss	Total	12 months expected credit loss	Life time expected credit loss	Total
Beginning allowance	~~W~~	17,038	1,938	18,976	6,327	2,232	8,559
Transfer to 12 months expected credit loss		—	—	—	—	—	—
Transfer to life time expected credit loss		(234)	234	—	—	—	—
Transfer to impaired financial asset		—	—	—	—	—	—
Provision (reversal)		15,286	(3,220)	12,066	4,615	(2,215)	2,400
Disposal		(5,251)	(229)	(5,480)	—	—	—
Others (*)		(1,117)	1,639	522	(1,699)	—	(1,699)

Ending balance	~~W~~	25,722	362	26,084	9,243	17	9,260

(*)	Included the effects from changing currency rate.

	2019
	Securities at fair value through other comprehensive income				Securities at amortized cost
	12 months expected credit loss		Life time expected credit loss	Total	12 months expected credit loss	Life time expected credit loss	Total
Beginning allowance	~~W~~	25,722	362	26,084	9,243	17	9,260
Transfer to 12 months expected credit loss		33	(33)	—	4,301	(4,301)	—
Transfer to life time expected credit loss		(60)	60	—	—	—	—
Transfer to impaired financial asset		—	—	—	—	—	—
Provision (reversal)		8,403	(2,616)	5,787	(3,752)	4,295	543
Disposal		(5,340)	(258)	(5,598)	—	—	—
Others (*)		(1,177)	3,140	1,963	(33)	—	(33)

Ending balance	~~W~~	27,581	655	28,236	9,759	11	9,770

(*)	Included the effects from changing currency rate, restructuring, bond-equity swap.

(d)	Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2018 and 2019 are as follows:

	2018		2019
Gain on disposal of securities at FVOCI	~~W~~	28,018	159,883
Loss on disposal of securities at FVOCI		(7,464)	(7,605)
Gain on disposal of securities at amortized cost (*)		—	86
Loss on disposal of securities at amortized cost (*)		(9)	(20)

	~~W~~	20,545	152,344

(*)	The issuers of those securities have exercised the early redemption options.

(e)	Income or loss on equity securities at fair value through other comprehensive income

As of December 31, 2018 and 2019, the Group recognizes dividends amounting to ~~W~~16,871 million and ~~W~~16,586 million related to equity securities at fair value through other comprehensive income.

In addition, the disposition of equity securities at fair value through other comprehensive income are as follows:

	2018		2019
Fair value at the date of disposal	~~W~~	3,285	45,074
Cumulative net loss at the time of disposal		(3,635)	(10,843)